Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Peter M. Hong, Esquire
202.419.8429
phong@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495
February 26, 2016

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Nationwide Mutual Funds (the “Registrant”) File Nos. 333-40455 and 811-08495 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), this letter serves as certification that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 197/198 to the Registration Statement of the Registrant, which was filed with the Securities and Exchange Commission electronically on February 22, 2016.

The forms of the Statements of Additional Information contained in Post-Effective Amendment Nos. 197/198 will be filed separately by the Registrant pursuant to Rule 497(c) under the 1933 Act.

Please direct any questions or comments relating to this certification to me at the above referenced telephone number.

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong, Esquire

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